Investment in Real Estate - Properties Acquired and Current Properties (Detail) - USD ($) $ in Thousands			6 Months Ended
		Mar. 17, 2021	Jun. 30, 2021	Dec. 31, 2020
Real Estate Acquired			$ 86,111
In-Place Lease Costs			25,110
Total			113,365
Real Estate			264,376	$ 126,611
Costs			5,200	2,650
Total			259,176	$ 123,961
Target [Member]
Allocated Transaction Costs			2,144
Wholly Owned Properties [Member]
Real Estate			124,068
Costs			2,483
Total			126,551
Acreage [Member] | PENNSYLVANIA | Wholly Owned Properties [Member]
Real Estate			9,823
Costs			336
Total			10,159
Acreage [Member] | MASSACHUSETTS | Wholly Owned Properties [Member]
Real Estate			9,682
Costs			106
Total			9,788
Acreage [Member] | CONNECTICUT | Wholly Owned Properties [Member]
Real Estate			800
Costs			126
Total			926
Curaleaf [Member] | FLORIDA | Wholly Owned Properties [Member]
Real Estate			53,763
Costs			1,237
Total			55,000
Cresco Labs [Member] | ILLINOIS | Wholly Owned Properties [Member]
Real Estate			50,000
Costs			678
Total	[1]		50,678
Mint [Member] | MASSACHUSETTS
Real Estate Acquired			1,600
Allocated Transaction Costs			0
Total			1,600
Mint [Member] | ARKANSAS
Real Estate Acquired			2,715
Allocated Transaction Costs			0
Total	[2],[3]		2,715
Revolutionary [Member] | MASSACHUSETTS
Real Estate Acquired			42,275
Allocated Transaction Costs			577
Total	[4]		42,852
Properties Acquired [Member]
Real Estate Acquired			132,701
In-Place Lease Costs			25,110
Allocated Transaction Costs			2,721
Total			160,532
Merger with Target [Member]
Allocated Transaction Costs		$ 2,100
Merger with Target [Member] | Trulieve [Member] | PENNSYLVANIA
Real Estate Acquired			28,225
In-Place Lease Costs			12,098
Allocated Transaction Costs			777
Total			41,100
Merger with Target [Member] | Columbia Care [Member] | MASSACHUSETTS | Lease 1 [Member]
Real Estate Acquired			13,565
In-Place Lease Costs			4,042
Allocated Transaction Costs			339
Total			17,946
Merger with Target [Member] | Columbia Care [Member] | MASSACHUSETTS | Lease 2 [Member]
Real Estate Acquired			2,276
In-Place Lease Costs			366
Allocated Transaction Costs			51
Total			2,693
Merger with Target [Member] | Columbia Care [Member] | ILLINOIS | Lease 1 [Member]
Real Estate Acquired			11,146
In-Place Lease Costs			3,047
Allocated Transaction Costs			274
Total			14,467
Merger with Target [Member] | Columbia Care [Member] | ILLINOIS | Lease 2 [Member]
Real Estate Acquired			1,192
In-Place Lease Costs			202
Allocated Transaction Costs			27
Total			1,421
Merger with Target [Member] | Columbia Care [Member] | CALIFORNIA | Lease 1 [Member]
Real Estate Acquired			3,703
In-Place Lease Costs			1,051
Allocated Transaction Costs			92
Total			4,486
Merger with Target [Member] | Curaleaf [Member] | PENNSYLVANIA | Lease 1 [Member]
Real Estate Acquired			2,185
In-Place Lease Costs			362
Allocated Transaction Costs			49
Total			2,596
Merger with Target [Member] | Curaleaf [Member] | PENNSYLVANIA | Lease 2 [Member]
Real Estate Acquired			1,881
In-Place Lease Costs			314
Allocated Transaction Costs			42
Total			2,237
Merger with Target [Member] | Curaleaf [Member] | ILLINOIS | Lease 1 [Member]
Real Estate Acquired			1,701
In-Place Lease Costs			252
Allocated Transaction Costs			38
Total			1,991
Merger with Target [Member] | Curaleaf [Member] | ILLINOIS | Lease 2 [Member]
Real Estate Acquired			3,298
In-Place Lease Costs			564
Allocated Transaction Costs			74
Total			3,936
Merger with Target [Member] | Curaleaf [Member] | ILLINOIS | Lease 3 [Member]
Real Estate Acquired			1,005
In-Place Lease Costs			174
Allocated Transaction Costs			23
Total			1,202
Merger with Target [Member] | Curaleaf [Member] | ILLINOIS | Lease 4 [Member]
Real Estate Acquired			583
In-Place Lease Costs			97
Allocated Transaction Costs			13
Total			693
Merger with Target [Member] | Curaleaf [Member] | CONNECTICUT
Real Estate Acquired			2,877
In-Place Lease Costs			433
Allocated Transaction Costs			64
Total			3,374
Merger with Target [Member] | Curaleaf [Member] | ARKANSAS
Real Estate Acquired			2,117
In-Place Lease Costs			314
Allocated Transaction Costs			47
Total			2,478
Merger with Target [Member] | Curaleaf [Member] | OHIO
Real Estate Acquired			3,290
In-Place Lease Costs			571
Allocated Transaction Costs			74
Total			3,935
Merger with Target [Member] | Curaleaf [Member] | NORTH DAKOTA
Real Estate Acquired			2,133
In-Place Lease Costs			348
Allocated Transaction Costs			48
Total			2,529
Merger with Target [Member] | PharmaCann [Member] | PENNSYLVANIA
Real Estate Acquired			1,289
In-Place Lease Costs			251
Allocated Transaction Costs			30
Total			1,570
Merger with Target [Member] | PharmaCann [Member] | MASSACHUSETTS | Lease 1 [Member]
Real Estate Acquired			2,048
In-Place Lease Costs			356
Allocated Transaction Costs			46
Total			2,450
Merger with Target [Member] | PharmaCann [Member] | MASSACHUSETTS | Lease 2 [Member]
Real Estate Acquired			1,597
In-Place Lease Costs			268
Allocated Transaction Costs			36
Total	[3]		$ 1,901

[1]	Includes $10 million of tenant improvements which have been fully funded as of June 30, 2021.
[2]	Includes $315,035 of tenant improvement reimbursement commitments which have been fully funded.
[3]	Includes $806,540 of tenant improvement reimbursement commitments which have not been funded as of June 30, 2021.
[4]	Includes $40.1 million in cash and 88,200 OP units issued in connection with the purchase of the property. The transaction costs were not allocated. The Company is required to issue 132,727 OP Units pursuant to a contribution agreement if certain conditions are met.